Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses [Abstract]
Schedule Of Prepaid Expenses

	2020	2019
Prepaid services	$408	$221
Prepaid bonds for German statutory costs	142	188
Prepaid insurance	21	62
Prepaid licenses, software tools and support	11	17
Other prepaid expenses	17	17
	$599	$505